Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000102979 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000102979 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000102979 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102979 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000102979 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000102979 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102979 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102979 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102979 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102979 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102979 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000102979 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000102979 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000102979 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000101161 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000101161 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000101161 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101161 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101161 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000101161 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101161 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101161 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101161 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101161 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101161 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000101161 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000101161 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000101161 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166322 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166322 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166322 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166322 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166322 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166322 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166322 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166322 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166322 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166322 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166322 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000166322 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000166322 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000166322 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225813 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225813 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225813 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225813 | Kingdom of Thailand
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225813 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225813 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225813 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225813 | Republic of Poland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000225813 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225813 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225813 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000225813 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000225813 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000225813 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%